EMPLOYEE POST-RETIREMENT BENEFITS - Cash Payments, Changes and Balance Sheet Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee post-retirement benefits
Expected average remaining life expectancy of former employees over which past service costs are amortized	12 years	12 years	12 years
Expense for savings plan and DC Plans	$ 71	$ 64	$ 64
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Savings and DC Plans	71	64	64
Total cash contributions	79	101	$ 150
Change in Plan Assets
Plan assets at fair value – beginning of year	4,055
Plan assets at fair value – end of year	4,397	4,055
Amounts recognized in the Balance Sheet
Other long-term assets (Note 15)	758	518
Other long-term liabilities (Note 18)	$ (94)	$ (97)
Pension Benefit Plans
Employee post-retirement benefits
Expected average remaining service life of employees over which past service costs are amortized	9 years	9 years	9 years
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans	$ 0	$ 28	$ 78
Total amount outstanding under letters of credit	133	78
Settlement gain (loss), before tax	0	0	(2)
Net benefit cost recognized	20	17	51
Change in Benefit Obligation
Benefit obligation – beginning of year	3,356	3,081
Service cost	108	93	145
Interest cost	160	158	125
Employee contributions	11	7
Benefits paid	(194)	(185)
Actuarial (gain) loss	(39)	219
South Bow - transition of benefit obligation	(118)	0
Foreign exchange rate changes	58	(17)
Benefit obligation – end of year	3,342	3,356	3,081
Change in Plan Assets
Plan assets at fair value – beginning of year	3,697	3,481
Actual return on plan assets	485	385
Employer contributions	0	28
Employee contributions	11	7
Benefits paid	(194)	(185)
South Bow - transition of plan assets	(119)	0
Foreign exchange rate changes	68	(19)
Plan assets at fair value – end of year	3,948	3,697	3,481
Funded Status – Plan Surplus	$ 606	$ 341
Discount rate	4.90%	4.75%
Amounts recognized in the Balance Sheet
Other long-term assets (Note 15)	$ 606	$ 341
Accounts payable and other	0	0
Other long-term liabilities (Note 18)	0	0
Net	606	341
Pension Benefit Plans | South Bow
Change in Plan Assets
Plan assets at fair value – beginning of year	0
Plan assets at fair value – end of year	110	0
Pension Benefit Plans | TC Energy and South Bow
Change in Plan Assets
Plan assets at fair value – beginning of year	3,697
Plan assets at fair value – end of year	$ 4,058	3,697
Pension Benefit Plans | Minimum
Employee post-retirement benefits
Consecutive period of employment for highest average earnings	3 years
Pension Benefit Plans | Maximum
Employee post-retirement benefits
Consecutive period of employment for highest average earnings	5 years
Other Post-Retirement Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans	$ 8	9	8
Settlement gain (loss), before tax	0	0	0
Net benefit cost recognized	(1)	3	6
Change in Benefit Obligation
Benefit obligation – beginning of year	285	310
Service cost	1	3	5
Interest cost	14	16	13
Employee contributions	2	2
Benefits paid	(24)	(44)
Actuarial (gain) loss	(5)	2
South Bow - transition of benefit obligation	(1)	0
Foreign exchange rate changes	16	(4)
Benefit obligation – end of year	288	285	310
Change in Plan Assets
Plan assets at fair value – beginning of year	358	354
Actual return on plan assets	17	24
Employer contributions	(41)	9
Employee contributions	2	2
Benefits paid	(25)	(23)
South Bow - transition of plan assets	0	0
Foreign exchange rate changes	28	(8)
Plan assets at fair value – end of year	339	358	354
Funded Status – Plan Surplus	$ 51	$ 73
Discount rate	5.45%	5.10%
OPEB surplus transferred to pay future active employee medical expenses		$ 49
Amounts recognized in the Balance Sheet
Other long-term assets (Note 15)	$ 152	177
Accounts payable and other	(7)	(7)
Other long-term liabilities (Note 18)	(94)	(97)
Net	51	73
Canadian | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Total amount outstanding under letters of credit	$ 111	$ 244	322
United States | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Settlement gain (loss), before tax			$ 2